Templeton Developing Markets Trust
Statement of Investments (unaudited), September 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

I
a a Industry Shares a Value
a
Common Stocks 94.3%
Brazil 2.6%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 330,000 $ 5,286,204
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 782,100 7,659,279
a
Lojas Americanas SA ............. Multiline Retail 1,078,117 4,683,168
a
M Dias Branco SA ................ Food Products 591,300 3,595,917
TOTVS SA ..................... Software 240,300 1,159,330
Vale SA ........................ Metals & Mining 1,343,400 14,136,773
36,520,671
Cambodia 0.6%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 7,580,500 9,059,844
China 30.7%
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 409,500 120,384,810
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 5,961,900 2,439,410
a
Baidu, Inc., ADR ................. Interactive Media & Services 112,634 14,258,338
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 35,720,885
China Merchants Bank Co. Ltd., H .... Banks 3,034,400 14,399,582
China Merchants Bank Co. Ltd., A .... Banks 1,320,400 7,028,842
China Mobile Ltd. ................ Wireless Telecommunication Services 2,583,359 16,583,427
China Resources Cement Holdings Ltd. Construction Materials 11,924,800 16,393,735
CNOOC Ltd. .................... Oil, Gas & Consumable Fuels 11,586,200 11,144,585
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 3,665,593 2,105,714
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 1,588,500 6,866,467
NetEase , Inc., ADR ............... Entertainment 18,341 8,339,102
Ping An Bank Co. Ltd., A ........... Banks 4,068,138 9,128,894
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 202,000 2,096,945
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 1,071,800 12,087,075
a
Prosus NV ..................... Internet & Direct Marketing Retail 268,847 24,810,017
Sunny Optical Technology Group Co.
Ltd. .........................
Electronic Equipment, Instruments &
Components 441,600 6,859,119
Tencent Holdings Ltd. ............. Interactive Media & Services 1,627,212 109,908,124
Uni -President China Holdings Ltd. .... Food Products 8,714,498 7,992,161
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,128,773
430,676,005
Czech Republic 0.3%
b
Moneta Money Bank A/S, 144A, Reg S Banks 1,701,603 3,906,211
Hong Kong 0.1%
Dairy Farm International Holdings Ltd. . Food & Staples Retailing 270,962 1,024,123
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 564,321 11,908,267
India 5.4%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 294,776 9,751,711
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 2,502,349 3,960,656
a
ICICI Bank Ltd. .................. Banks 7,709,981 37,386,088
Infosys Ltd. ..................... IT Services 1,532,533 21,132,708
Tata Chemicals Ltd. .............. Chemicals 846,962 3,467,802
75,698,965
Indonesia 0.7%
Astra International Tbk . PT ......... Automobiles 33,724,500 10,154,143

Templeton Developing Markets Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Kenya 0.1%
a
Equity Group Holdings plc .......... Banks 3,538,006 $ 1,196,726
a
Macau 0.1%
c
MGM China Holdings Ltd. .......... Hotels, Restaurants & Leisure 778,500 970,237
Mexico 1.0%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 11,924,662
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 9,123,666 2,638,924
14,563,586
Pakistan 0.3%
Habib Bank Ltd. ................. Banks 4,890,300 3,857,362
Peru 0.2%
Intercorp Financial Services, Inc. ..... Banks 123,460 2,901,310
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 1,411,517 2,519,200
Russia 6.9%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 1,492,646 6,495,907
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 350,812 20,270,242
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 241,768 6,615,178
a
Sberbank of Russia PJSC, ADR ..... Banks 2,583,758 30,163,982
a
Yandex NV, A ................... Interactive Media & Services 508,011 33,147,718
96,693,027
Singapore 0.1%
DBS Group Holdings Ltd. .......... Banks 109,798 1,614,298
South Africa 4.3%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,651,658 6,881,044
a
Naspers Ltd., N .................. Internet & Direct Marketing Retail 299,628 52,921,152
59,802,196
South Korea 18.5%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 276,365 8,663,897
Hankook Tire & Technology Co. Ltd. .. Auto Components 67,656 1,828,915
KT Skylife Co. Ltd. ............... Media 505,250 4,031,510
LG Corp. ....................... Industrial Conglomerates 467,358 29,768,802
NAVER Corp. ................... Interactive Media & Services 252,368 64,336,143
POSCO ....................... Metals & Mining 76,371 12,826,247
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,368,146 117,938,760
Samsung Life Insurance Co. Ltd. ..... Insurance 386,766 20,249,006
259,643,280
Taiwan 14.8%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 492,000 3,112,569
CTBC Financial Holding Co. Ltd. ..... Banks 1,598,800 1,022,748
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 6,762,392 18,203,396
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 22,100 2,591,342
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,297,000 27,516,299
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 10,232,560 154,131,020
206,577,374

Templeton Developing Markets Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.4%
Kasikornbank PCL ............... Banks 3,395,200 $ 8,312,867
Kiatnakin Phatra Bank PCL ......... Banks 4,178,300 4,942,220
Siam Commercial Bank PCL (The) ... Banks 1,268,000 2,617,572
Thai Beverage PCL ............... Beverages 9,206,700 4,096,619
19,969,278
United Kingdom 3.0%
Unilever plc ..................... Personal Products 688,150 42,428,320
United States 2.1%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 319,405 22,173,095
a
IMAX Corp. ..................... Entertainment 549,026 6,566,351
28,739,446
Total Common Stocks (Cost $925,239,618) .....................................
1,320,423,869
Preferred Stocks 3.0%
Brazil 3.0%
d
Banco Bradesco SA, ADR, 12.04% ... Banks 5,945,141 20,391,834
d
Itau Unibanco Holding SA, ADR, 6.71% Banks 5,662,359 22,536,189
42,928,023
Total Preferred Stocks (Cost $68,713,077) ......................................
42,928,023
Total Long Term Investments (Cost $993,952,695) ...............................
1,363,351,892
Short Term Investments 2.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.6%
United States 2.6%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 36,354,893 36,354,893
Total Money Market Funds (Cost $36,354,893) ..................................
36,354,893
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 864,500 864,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$864,500) ...................................................................
864,500
a a a a a
Total Short Term Investments (Cost $37,219,393 ) ................................
37,219,393
a a a
a
Total Investments (Cost $1,031,172,088) 100.0% ................................
$1,400,571,285
Other Assets, less Liabilities 0.0%
†
............................................
143,307
Net Assets 100.0% ...........................................................
$1,400,714,592
a a a

Templeton Developing Markets Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 8 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $15,599,723, representing 1.1% of net assets.
c
A portion or all of the security is on loan at September 30, 2020.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets.
These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2020, the Fund had 6.9% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $29,604,399 $227,550,986 $(220,800,492) $ — $ — $ 36,354,893 36,354,893 $ 113,230
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $64,815 $7,273,017 $(6,473,332) $ — $ — $ 864,500 864,500 $ 67
Total Affiliated Securities .... $29,669,214 $234,824,003 $(227,273,824) $— $— $37,219,393 $113,297

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 36,520,671 $ — $ — $ 36,520,671
Cambodia ............................ — 9,059,844 — 9,059,844
China ............................... 142,982,250 287,693,755 — 430,676,005
Czech Republic ....................... — 3,906,211 — 3,906,211
Hong Kong ........................... — 1,024,123 — 1,024,123
Hungary ............................. — 11,908,267 — 11,908,267
India ................................ — 75,698,965 — 75,698,965
Indonesia ............................ — 10,154,143 — 10,154,143
Kenya ............................... 1,196,726 — — 1,196,726
Macau .............................. — 970,237 — 970,237
Mexico .............................. 14,563,586 — — 14,563,586
Pakistan ............................. 3,857,362 — — 3,857,362
Peru ................................ 2,901,310 — — 2,901,310
Philippines ........................... — 2,519,200 — 2,519,200
Russia .............................. 33,147,718 63,545,309 — 96,693,027
Singapore ............................ — 1,614,298 — 1,614,298
South Africa .......................... — 59,802,196 — 59,802,196
South Korea .......................... — 259,643,280 — 259,643,280
Taiwan .............................. — 206,577,374 — 206,577,374
Thailand ............................. — 19,969,278 — 19,969,278
United Kingdom ....................... — 42,428,320 — 42,428,320
United States ......................... 28,739,446 — — 28,739,446
Preferred Stocks ........................ 42,928,023 — — 42,928,023
Short Term Investments ................... 37,219,393 — — 37,219,393
Total Investments in Securities ........... $344,056,485 $1,056,514,800 $— $1,400,571,285

Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.